Segment Information, Geographic Data, and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers by Geographical Areas [Table Text Block]
	Year Ended December 31,
	2014	2013

United States	$3,559,154	$105,251
International:
Canada	234,302	165,329
Asia Pacific(1)	1,287,436	979,437
Europe	920,450	54,730

Total revenue	$6,001,342	$1,304,747

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2014		2013		2014		2013

Customer A	$168,274	3%	$—	—	$179,499	12%	$—	—
Customer B	$188,117	3%	$—	—	$170,354	12%	$—	—
Customer C	$500,000	8%	$458,333	35%	$—	—	$—	—
Customer D	$261,507	4%	$191,271	15%	$29,654	2%	$65,600	18%
Customer E	$3,933	0%	$188,552	14%	$—	—	$19,646	5%
Customer F	$164,529	3%	$162,779	12%	$—	—	$170,071	46%
Customer G	$4,500	0%	$138,328	11%	$—	—	$17,808	5%

Schedule of Long-Lived Assets, by Geographical Areas [Table Text Block]
	2014	2013

United States	$856,546	$250,295
Europe	12,758	19,323
		—
Total long-lived assets	$869,304	$269,618